PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under capital leases

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,008
Computer equipment	869,344	825,796	109,496
Furniture and fixtures	8,389	6,011	922
Leasehold improvements	18,645	18,439	2,826
Motor vehicles	7,675	6,838	1,048
Buildings	313,836	317,602	65,736
	1,230,989	1,187,786	182,036
Less: accumulated depreciation	(499,235)	(476,864)	(73,082)
Less: impairment	(335,134)	(348,582)	(53,423)

	396,620	362,340	55,531

Schedule of depreciation expenses

	For the years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	11,999	28,598	38,169	5,850
Sales and marketing expenses	—	6	—	—
General and administrative expenses	9	18	—	—
Research and development expenses	9	20	—	—

	12,017	28,642	38,169	5,850

Schedule of carrying amounts of the company's property and equipment held under capital leases at respective balance sheet dates

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	2,008
Computer equipment	262,989	262,989	40,305
	276,089	276,089	42,313

Less: accumulated depreciation	(82,169)	(88,039)	(13,493)
Less: impairment	(166,162)	(166,162)	(25,465)

	27,758	21,888	3,355